UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Aerospace & Defense – 3.9%
176,184	Honeywell International, Inc.	$ 18,314,327
103,080	The Boeing Co.	14,992,986
36,824	United Technologies Corp.	3,536,945

		36,844,258

Airlines* – 0.5%
90,413	United Continental Holdings, Inc.	5,038,716

Auto Components – 0.9%
202,017	BorgWarner, Inc.	8,624,106

Beverages – 3.4%
25,312	Brown-Forman Corp. Class B	2,595,492
55,457	Molson Coors Brewing Co. Class B	5,103,708
65,705	PepsiCo., Inc.	6,581,013
417,148	The Coca-Cola Co.	17,778,848

		32,059,061

Biotechnology – 7.2%
188,973	AbbVie, Inc.	10,988,780
41,661	Alexion Pharmaceuticals, Inc.*	7,433,989
43,375	Alkermes PLC*	3,181,990
43,779	Biogen, Inc.*	12,558,444
45,996	Celgene Corp.*	5,034,262
100,397	Cepheid, Inc.*	3,608,268
138,934	Gilead Sciences, Inc.	14,721,447
11,805	Ultragenyx Pharmaceutical, Inc.*	1,160,668
80,906	Vertex Pharmaceuticals, Inc.*	10,466,000

		69,153,848

Building Products – 1.3%
224,719	Fortune Brands Home & Security, Inc.	12,352,803

Capital Markets* – 0.2%
8,918	Affiliated Managers Group, Inc.	1,580,537

Chemicals – 3.2%
35,111	Airgas, Inc.	4,852,340
72,401	Ashland, Inc.	8,155,973
387,854	Axalta Coating Systems Ltd.*	11,255,523
21,742	The Sherwin-Williams Co.	6,002,314

		30,266,150

Commercial Banks – 0.9%
118,842	First Republic Bank	8,183,460

Communications Equipment – 0.2%
42,659	QUALCOMM, Inc.	2,081,333

Computers & Peripherals – 7.2%
524,159	Apple, Inc.	62,008,009
257,605	EMC Corp.	6,527,711

		68,535,720

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.0%
59,535	American Express Co.	$ 4,265,087
773,947	SLM Corp.*	5,228,012

		9,493,099

Containers & Packaging – 0.4%
60,949	Avery Dennison Corp.	4,020,196

Distributors* – 0.8%
247,587	LKQ Corp.	7,301,341

Diversified Financial Services – 1.3%
49,469	Intercontinental Exchange, Inc.	12,854,025

Electrical Equipment* – 0.8%
161,858	Sensata Technologies Holding NV	7,414,715

Electronic Equipment, Instruments & Components – 0.6%
96,786	Amphenol Corp. Class A	5,328,069

Energy Equipment & Services – 0.1%
26,741	Baker Hughes, Inc.	1,445,886

Food & Staples Retailing – 3.7%
88,539	Costco Wholesale Corp.	14,291,965
171,680	Walgreens Boots Alliance, Inc.	14,426,270
224,043	Whole Foods Market, Inc.	6,530,854

		35,249,089

Food Products – 0.9%
94,889	McCormick & Co., Inc.	8,152,863

Health Care Equipment & Supplies – 1.5%
156,276	Abbott Laboratories	7,019,918
7,535	Intuitive Surgical, Inc.*	3,918,350
37,756	Stryker Corp.	3,641,944

		14,580,212

Health Care Providers & Services – 2.5%
58,472	Aetna, Inc.	6,007,998
45,028	Cardinal Health, Inc.	3,910,682
20,341	Henry Schein, Inc.*	3,182,960
56,199	McKesson Corp.	10,641,280

		23,742,920

Health Care Technology* – 0.7%
106,571	Cerner Corp.	6,351,632

Hotels, Restaurants & Leisure – 4.0%
319,635	Hilton Worldwide Holdings, Inc.	7,421,925
26,223	McDonald’s Corp.	2,993,618
25,556	Panera Bread Co. Class A*	4,646,081
221,214	Starbucks Corp.	13,580,327
137,391	Yum! Brands, Inc.	9,962,221

		38,604,172

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 0.4%
85,722	Jarden Corp.	$ 4,001,503

Household Products – 1.0%
148,216	Colgate-Palmolive Co.	9,734,827

Industrial Conglomerates – 0.6%
64,200	Danaher Corp.	6,188,238

Internet & Catalog Retail* – 4.9%
39,594	Amazon.com, Inc.	26,322,091
100,649	Netflix, Inc.	12,413,041
6,868	The Priceline Group, Inc.	8,577,102

		47,312,234

Internet Software & Services* – 8.6%
27,234	Alphabet, Inc. Class A	20,775,457
27,838	Alphabet, Inc. Class C	20,672,499
44,382	Demandware, Inc.	2,270,139
95,598	eBay, Inc.	2,828,745
222,609	Facebook, Inc. Class A	23,204,762
38,204	LinkedIn Corp. Class A	9,287,775
221,424	OPOWER, Inc.	2,079,171
30,652	Twitter, Inc.	778,561

		81,897,109

IT Services – 5.0%
3,764	Accenture PLC Class A	403,576
13,134	Alliance Data Systems Corp.*	3,767,488
80,028	Black Knight Financial Services, Inc. Class A*	2,776,972
25,063	Fidelity National Information Services, Inc.	1,595,761
44,923	Fiserv, Inc.*	4,323,389
26,825	FleetCor Technologies, Inc.*	4,123,271
26,812	Global Payments, Inc.	1,899,630
232,634	MasterCard, Inc. Class A	22,779,521
110,392	PayPal Holdings, Inc.*	3,892,422
90,892	Sabre Corp.	2,659,500

		48,221,530

Life Sciences Tools & Services – 0.7%
92,456	Agilent Technologies, Inc.	3,866,510
16,778	Illumina, Inc.*	3,085,474

		6,951,984

Machinery – 0.8%
72,611	Ingersoll-Rand PLC	4,260,087
1,696	The Middleby Corp.*	186,628
94,846	Xylem, Inc.	3,539,653

		7,986,368

Media – 4.2%
275,970	Comcast Corp. Class A	16,795,534
206,593	The Walt Disney Co.	23,442,108

		40,237,642

Oil, Gas & Consumable Fuels – 0.6%
24,678	Anadarko Petroleum Corp.	1,478,212
21,017	Concho Resources, Inc.*	2,300,101
25,579	Valero Energy Corp.	1,838,107

		5,616,420

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 2.9%
42,210	Allergan PLC*	$ 13,249,297
46,704	Bristol-Myers Squibb Co.	3,129,635
47,143	Eli Lilly & Co.	3,867,612
15,499	Shire PLC ADR	3,229,372
89,779	Zoetis, Inc.	4,192,679

		27,668,595

Real Estate Investment Trusts – 2.5%
128,173	American Tower Corp.	12,737,833
38,423	Equinix, Inc.	11,392,419

		24,130,252

Road & Rail – 1.7%
125,527	Kansas City Southern	11,412,915
309,984	Swift Transportation Co.*	4,950,444

		16,363,359

Semiconductors & Semiconductor Equipment – 1.6%
111,651	Applied Materials, Inc.	2,095,689
85,768	NXP Semiconductors NV*	8,015,878
89,758	Qorvo, Inc.*	5,212,247

		15,323,814

Software – 5.8%
84,217	Intuit, Inc.	8,438,543
184,706	Microsoft Corp.	10,038,771
401,283	Oracle Corp.	15,637,999
69,284	salesforce.com, Inc.*	5,521,242
66,264	ServiceNow, Inc.*	5,765,631
124,621	Splunk, Inc.*	7,414,949
23,345	Tableau Software, Inc. Class A*	2,265,165

		55,082,300

Specialty Retail – 5.4%
51,861	Advance Auto Parts, Inc.	8,439,341
106,879	L Brands, Inc.	10,197,325
162,926	The Home Depot, Inc.	21,812,533
66,044	Ulta Salon, Cosmetics & Fragrance, Inc.*	11,029,348

		51,478,547

Textiles, Apparel & Luxury Goods – 3.9%
404,465	Kate Spade & Co.*	8,105,478
97,925	NIKE, Inc. Class B	12,953,519
92,503	PVH Corp.	8,444,599
118,917	VF Corp.	7,693,930

		37,197,526

Tobacco – 1.9%
79,226	Altria Group, Inc.	4,563,418
153,334	Philip Morris International, Inc.	13,399,858

		17,963,276

TOTAL COMMON STOCKS (Cost $708,282,138)		$952,613,735

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreements – 0.3%
Joint Repurchase Agreement Account II
$3,200,000	0.138%	12/01/15	$ 3,200,000
(Cost $3,200,000)

TOTAL INVESTMENTS – 100.0% (Cost $711,482,138)			$955,813,735

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			83,155

NET ASSETS – 100.0%			$955,896,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$712,637,519

Gross unrealized gain	270,246,279
Gross unrealized loss	(27,070,063)

Net unrealized security gain	$243,176,216

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 3.2%
52,853	Honeywell International, Inc.	$ 5,494,069

Auto Components – 1.5%
63,229	BorgWarner, Inc.	2,699,246

Beverages – 1.0%
16,475	Brown-Forman Corp. Class B	1,689,347

Biotechnology* – 5.2%
11,745	Alexion Pharmaceuticals, Inc.	2,095,778
13,253	Biogen, Inc.	3,801,755
23,688	Vertex Pharmaceuticals, Inc.	3,064,280

		8,961,813

Computers & Peripherals – 7.8%
113,863	Apple, Inc.	13,469,993

Consumer Finance* – 1.5%
381,778	SLM Corp.	2,578,910

Diversified Financial Services – 1.8%
12,267	Intercontinental Exchange, Inc.	3,187,457

Energy Equipment & Services – 1.8%
77,944	Halliburton Co.	3,106,069

Food & Staples Retailing – 7.9%
41,065	Costco Wholesale Corp.	6,628,712
54,053	Walgreens Boots Alliance, Inc.	4,542,074
88,335	Whole Foods Market, Inc.	2,574,965

		13,745,751

Food Products – 1.6%
32,819	McCormick & Co., Inc.	2,819,809

Health Care Equipment & Supplies – 3.0%
116,014	Abbott Laboratories	5,211,349

Health Care Providers & Services – 2.2%
20,154	McKesson Corp.	3,816,160

Health Care Technology* – 1.9%
55,145	Cerner Corp.	3,286,642

Hotels, Restaurants & Leisure – 5.0%
84,575	Starbucks Corp.	5,192,059
49,412	Yum! Brands, Inc.	3,582,864

		8,774,923

Household Products – 2.0%
53,937	Colgate-Palmolive Co.	3,542,582

Internet & Catalog Retail* – 7.2%
11,202	Amazon.com, Inc.	7,447,090
4,120	The Priceline Group, Inc.	5,145,262

		12,592,352

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 13.0%
9,067	Alphabet, Inc. Class A	$ 6,916,761
5,378	Alphabet, Inc. Class C	3,993,703
71,926	Facebook, Inc. Class A	7,497,566
17,084	LinkedIn Corp. Class A	4,153,291

		22,561,321

IT Services – 4.6%
18,233	FleetCor Technologies, Inc.*	2,802,594
53,480	MasterCard, Inc. Class A	5,236,762

		8,039,356

Machinery – 1.8%
52,399	Ingersoll-Rand PLC	3,074,249

Pharmaceuticals* – 2.8%
15,553	Allergan PLC	4,881,931

Real Estate Investment Trusts – 7.2%
61,863	American Tower Corp.	6,147,945
21,430	Equinix, Inc.	6,353,995

		12,501,940

Road & Rail – 1.9%
36,435	Kansas City Southern	3,312,670

Semiconductors & Semiconductor Equipment* – 2.2%
40,102	NXP Semiconductors NV	3,747,933

Software – 3.8%
98,008	Oracle Corp.	3,819,372
32,379	ServiceNow, Inc.*	2,817,297

		6,636,669

Textiles, Apparel & Luxury Goods – 6.3%
112,238	Kate Spade & Co.*	2,249,249
40,553	NIKE, Inc. Class B	5,364,351
35,920	PVH Corp.	3,279,137

		10,892,737

TOTAL COMMON STOCKS (Cost $133,246,960)		$170,625,278

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreements – 1.7%
Joint Repurchase Agreement Account II
$2,900,000	0.138%	12/01/15	$ 2,900,000
(Cost $2,900,000)

TOTAL INVESTMENTS – 99.9% (Cost $136,146,960)			$173,525,278

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			141,966

NET ASSETS – 100.0%			$173,667,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$136,181,906

Gross unrealized gain	44,245,344
Gross unrealized loss	(6,901,972)

Net unrealized security gain	$37,343,372

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%
Aerospace & Defense – 2.0%
2,051	The Boeing Co.	$ 298,318

Biotechnology* – 2.2%
512	Biogen, Inc.	146,872
1,377	Vertex Pharmaceuticals, Inc.	178,129

		325,001

Chemicals – 1.8%
4,011	E.I. du Pont de Nemours & Co.	270,101

Commercial Banks – 9.0%
42,264	Bank of America Corp.	736,662
9,228	JPMorgan Chase & Co.	615,323

		1,351,985

Communications Equipment – 1.9%
5,738	QUALCOMM, Inc.	279,957

Computers & Peripherals – 6.8%
4,659	Apple, Inc.	551,160
18,212	EMC Corp.	461,492

		1,012,652

Consumer Finance* – 0.5%
2,413	Synchrony Financial	76,806

Diversified Financial Services – 2.1%
1,185	Intercontinental Exchange, Inc.	307,910

Electric Utilities – 1.3%
6,095	FirstEnergy Corp.	191,322

Electrical Equipment – 1.6%
4,768	Emerson Electric Co.	238,400

Food & Staples Retailing – 7.1%
2,023	Costco Wholesale Corp.	326,553
3,709	Walgreens Boots Alliance, Inc.	311,667
14,516	Whole Foods Market, Inc.	423,141

		1,061,361

Health Care Equipment & Supplies – 2.8%
9,270	Abbott Laboratories	416,408

Hotels, Restaurants & Leisure – 1.8%
4,349	Starbucks Corp.	266,985

Household Products – 3.5%
3,363	Colgate-Palmolive Co.	220,882
4,041	The Procter & Gamble Co.	302,428

		523,310

Industrial Conglomerates – 2.5%
12,485	General Electric Co.	373,801

Shares	Description	Value
Common Stocks – (continued)
Insurance – 9.4%
7,960	American International Group, Inc.	$ 506,097
5,046	MetLife, Inc.	257,800
5,399	Prudential Financial, Inc.	467,284
3,913	The Hartford Financial Services Group, Inc.	178,589

		1,409,770

Internet & Catalog Retail* – 5.2%
830	Amazon.com, Inc.	551,784
186	The Priceline Group, Inc.	232,286

		784,070

Internet Software & Services* – 6.0%
458	Alphabet, Inc. Class A	349,385
319	Alphabet, Inc. Class C	236,890
1,300	LinkedIn Corp. Class A	316,043

		902,318

IT Services – 3.0%
4,594	MasterCard, Inc. Class A	449,845

Media – 1.8%
5,368	Viacom, Inc. Class B	267,273

Oil, Gas & Consumable Fuels – 5.6%
6,538	Devon Energy Corp.	300,813
3,766	Exxon Mobil Corp.	307,532
26,194	Southwestern Energy Co.*	236,008

		844,353

Pharmaceuticals – 8.8%
1,389	Allergan PLC*	435,993
7,381	Mylan NV*	378,645
15,402	Pfizer, Inc.	504,724

		1,319,362

Real Estate Investment Trusts – 3.5%
3,143	American Tower Corp.	312,351
726	Equinix, Inc.	215,259

		527,610

Road & Rail – 3.7%
19,284	Hertz Global Holdings, Inc.*	305,844
2,718	Kansas City Southern	247,121

		552,965

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 1.5%
8,358	The Gap, Inc.	$ 223,409

Textiles, Apparel & Luxury Goods – 3.4%
2,864	NIKE, Inc. Class B	378,850
1,466	PVH Corp.	133,831

		512,681

TOTAL COMMON STOCKS (Cost $13,209,249)		$14,787,973

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreements – 0.7%
Joint Repurchase Agreement Account II
$100,000	0.138%	12/01/15	$ 100,000
(Cost $100,000)

TOTAL INVESTMENTS – 99.5% (Cost $13,309,249)			$14,887,973

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			81,563

NET ASSETS – 100.0%			$14,969,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,428,800

Gross unrealized gain	2,620,344
Gross unrealized loss	(1,161,171)

Net unrealized security gain	$1,459,173

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense – 2.5%
2,633	Honeywell International, Inc.	$ 273,700
1,366	The Boeing Co.	198,685

		472,385

Auto Components – 0.5%
2,152	BorgWarner, Inc.	91,869

Beverages – 1.7%
424	Brown-Forman Corp. Class B	43,477
6,358	The Coca-Cola Co.	270,978

		314,455

Biotechnology – 6.0%
1,453	AbbVie, Inc.	84,492
758	Alexion Pharmaceuticals, Inc.*	135,257
1,520	Alkermes PLC*	111,507
640	Biogen, Inc.*	183,590
1,426	Celgene Corp.*	156,076
2,986	Cepheid, Inc.*	107,317
1,650	Gilead Sciences, Inc.	174,834
1,163	Medivation, Inc.*	49,172
942	Vertex Pharmaceuticals, Inc.*	121,857

		1,124,102

Building Products – 0.8%
2,734	Fortune Brands Home & Security, Inc.	150,288

Chemicals – 1.7%
839	Ashland, Inc.	94,513
7,894	Axalta Coating Systems Ltd.*	229,084

		323,597

Commercial Banks – 1.5%
1,962	Eagle Bancorp, Inc.*	107,184
2,495	First Republic Bank	171,806

		278,990

Commercial Services & Supplies – 1.4%
4,236	Healthcare Services Group, Inc.	156,478
922	Stericycle, Inc.*	111,304

		267,782

Computers & Peripherals – 6.7%
9,678	Apple, Inc.	1,144,908
3,930	EMC Corp.	99,586

		1,244,494

Consumer Finance* – 0.7%
18,645	SLM Corp.	125,947

Distributors* – 0.5%
3,125	LKQ Corp.	92,156

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 1.4%
1,003	Intercontinental Exchange, Inc.	$ 260,619

Diversified Telecommunication Services* – 0.7%
2,608	Level 3 Communications, Inc.	132,565

Electrical Equipment – 1.2%
692	Hubbell, Inc. Class B	68,709
3,541	Sensata Technologies Holding NV*	162,213

		230,922

Electronic Equipment, Instruments & Components – 1.0%
3,466	Amphenol Corp. Class A	190,803

Energy Equipment & Services – 1.2%
1,106	Dril-Quip, Inc.*	69,800
3,898	Halliburton Co.	155,335

		225,135

Food & Staples Retailing – 4.1%
2,054	Costco Wholesale Corp.	331,557
3,353	Walgreens Boots Alliance, Inc.	281,752
4,991	Whole Foods Market, Inc.	145,488

		758,797

Food Products – 2.7%
3,007	Blue Buffalo Pet Products, Inc.*	54,036
6,358	Freshpet, Inc.*	54,742
1,244	Keurig Green Mountain, Inc.	65,186
1,530	McCormick & Co., Inc.	131,458
1,092	The Hain Celestial Group, Inc.*	46,628
1,727	TreeHouse Foods, Inc.*	149,316

		501,366

Health Care Equipment & Supplies – 1.9%
3,760	Abbott Laboratories	168,899
1,007	DexCom, Inc.*	85,615
689	Teleflex, Inc.	90,742

		345,256

Health Care Providers & Services – 3.0%
1,332	Acadia Healthcare Co., Inc.*	91,921
1,761	Adeptus Health, Inc. Class A*	105,818
868	Aetna, Inc.	89,187
818	Henry Schein, Inc.*	128,001
802	McKesson Corp.	151,859

		566,786

Health Care Technology* – 0.8%
1,409	Cerner Corp.	83,977
4,408	Evolent Health, Inc. Class A	71,762

		155,739

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 5.0%
3,637	Hilton Worldwide Holdings, Inc.	$ 84,451
1,497	Panera Bread Co. Class A*	272,155
4,716	Starbucks Corp.	289,515
2,584	Yum! Brands, Inc.	187,366
2,792	Zoe’s Kitchen, Inc.*	94,984

		928,471

Household Durables* – 1.0%
2,568	Jarden Corp.	119,874
2,694	M/I Homes, Inc.	62,932

		182,806

Household Products – 0.8%
2,149	Colgate-Palmolive Co.	141,146

Industrial Conglomerates – 0.8%
1,521	Danaher Corp.	146,609

Internet & Catalog Retail* – 4.4%
775	Amazon.com, Inc.	515,220
972	Netflix, Inc.	119,877
142	The Priceline Group, Inc.	177,336

		812,433

Internet Software & Services* – 9.3%
625	Alphabet, Inc. Class A	476,781
559	Alphabet, Inc. Class C	415,113
1,553	Demandware, Inc.	79,436
3,951	Facebook, Inc. Class A	411,852
848	LinkedIn Corp. Class A	206,157
6,364	Match Group, Inc.	92,151
4,550	OPOWER, Inc.	42,725

		1,724,215

IT Services – 6.9%
5,536	Black Knight Financial Services, Inc. Class A*	192,099
1,054	Fidelity National Information Services, Inc.	67,108
9,396	First Data Corp. Class A*	157,853
752	FleetCor Technologies, Inc.*	115,590
2,468	Global Payments, Inc.	174,858
3,312	MasterCard, Inc. Class A	324,311
2,387	PayPal Holdings, Inc.*	84,166
5,804	Sabre Corp.	169,825

		1,285,810

Life Sciences Tools & Services – 0.8%
2,250	Agilent Technologies, Inc.	94,095
1,066	PerkinElmer, Inc.	56,669

		150,764

Machinery – 2.2%
1,547	Graco, Inc.	116,737
2,280	Ingersoll-Rand PLC	133,767
1,403	The Middleby Corp.*	154,386

		404,890

Media – 1.1%
3,306	Comcast Corp. Class A	201,203

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail* – 0.6%
2,167	Burlington Stores, Inc.	$ 104,254

Oil, Gas & Consumable Fuels – 0.4%
1,202	Anadarko Petroleum Corp.	72,000

Pharmaceuticals – 1.8%
588	Allergan PLC*	184,567
363	Shire PLC ADR	75,635
1,503	Zoetis, Inc.	70,190

		330,392

Real Estate Investment Trusts – 3.1%
2,624	American Tower Corp.	260,773
1,056	Equinix, Inc.	313,104

		573,877

Road & Rail – 1.1%
1,548	Kansas City Southern	140,744
4,549	Swift Transportation Co.*	72,648

		213,392

Semiconductors & Semiconductor Equipment* – 1.2%
3,698	Qorvo, Inc.	214,743

Software – 5.5%
1,616	Guidewire Software, Inc.*	95,877
1,254	Intuit, Inc.	125,651
6,619	Oracle Corp.	257,942
2,011	Red Hat, Inc.*	163,716
2,117	ServiceNow, Inc.*	184,200
1,673	Splunk, Inc.*	99,544
1,000	Tableau Software, Inc. Class A*	97,030

		1,023,960

Specialty Retail – 5.6%
910	Advance Auto Parts, Inc.	148,084
3,125	Five Below, Inc.*	87,531
1,333	L Brands, Inc.	127,182
1,160	Restoration Hardware Holdings, Inc.*	104,249
1,973	The Home Depot, Inc.	264,145
2,119	Tractor Supply Co.	189,333
781	Ulta Salon, Cosmetics & Fragrance, Inc.*	130,427

		1,050,951

Textiles, Apparel & Luxury Goods – 4.1%
7,458	Kate Spade & Co.*	149,458
2,614	NIKE, Inc. Class B	345,780
1,716	PVH Corp.	156,654
1,285	Under Armour, Inc. Class A*	110,793

		762,685

Trading Companies & Distributors – 0.3%
278	W.W. Grainger, Inc.	55,750

Wireless Telecommunication Services* – 1.0%
1,755	SBA Communications Corp. Class A	184,556

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
TOTAL INVESTMENTS – 99.0% (Cost $14,169,853)		$18,418,960

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		182,651

NET ASSETS – 100.0%		$18,601,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,240,223

Gross unrealized gain	4,997,152
Gross unrealized loss	(818,415)

Net unrealized security gain	$4,178,737

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Auto Components – 2.1%
17,361	BorgWarner, Inc.	$ 741,141

Biotechnology* – 5.3%
3,385	Biogen, Inc.	971,021
7,415	Vertex Pharmaceuticals, Inc.	959,204

		1,930,225

Computers & Peripherals – 10.0%
30,618	Apple, Inc.	3,622,109

Diversified Financial Services – 3.2%
4,481	Intercontinental Exchange, Inc.	1,164,343

Food & Staples Retailing – 12.0%
11,983	Costco Wholesale Corp.	1,934,296
20,590	Walgreens Boots Alliance, Inc.	1,730,178
23,449	Whole Foods Market, Inc.	683,538

		4,348,012

Health Care Equipment & Supplies – 5.6%
45,373	Abbott Laboratories	2,038,155

Health Care Technology* – 2.1%
12,550	Cerner Corp.	747,980

Internet & Catalog Retail* – 9.1%
2,355	Amazon.com, Inc.	1,565,604
1,387	The Priceline Group, Inc.	1,732,155

		3,297,759

Internet Software & Services* – 16.4%
3,764	Alphabet, Inc. Class A	2,871,367
15,036	Facebook, Inc. Class A	1,567,353
6,171	LinkedIn Corp. Class A	1,500,232

		5,938,952

IT Services – 3.9%
14,473	MasterCard, Inc. Class A	1,417,196

Pharmaceuticals* – 3.3%
3,792	Allergan PLC	1,190,271

Real Estate Investment Trusts – 10.9%
18,456	American Tower Corp.	1,834,157
7,087	Equinix, Inc.	2,101,296

		3,935,453

Road & Rail – 2.9%
11,313	Kansas City Southern	1,028,578

Textiles, Apparel & Luxury Goods – 11.0%
43,701	Kate Spade & Co.*	875,768
12,000	NIKE, Inc. Class B	1,587,360
16,412	PVH Corp.	1,498,252

		3,961,380

TOTAL COMMON STOCKS (Cost $31,816,387)		$35,361,554

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.2%
Repurchase Agreements – 2.2%
Joint Repurchase Agreement Account II
$800,000	0.138%	12/01/15	$ 800,000
(Cost $800,000)

TOTAL INVESTMENTS – 100.0% (Cost $32,616,387)			$36,161,554

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(15,162)

NET ASSETS – 100.0%			$36,146,392

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$32,695,001

Gross unrealized gain	5,076,071
Gross unrealized loss	(1,609,518)

Net unrealized security gain	$3,466,553

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Auto Components – 1.6%
1,574,322	BorgWarner, Inc.	$ 67,207,806

Beverages – 1.1%
448,590	Brown-Forman Corp. Class B	45,998,419

Biotechnology* – 4.1%
525,232	Alkermes PLC	38,531,020
246,070	BioMarin Pharmaceutical, Inc.	23,467,696
1,593,959	Cepheid, Inc.	57,286,886
313,436	Medivation, Inc.	13,252,074
135,429	Ultragenyx Pharmaceutical, Inc.	13,315,379
243,936	Vertex Pharmaceuticals, Inc.	31,555,561

		177,408,616

Building Products – 1.6%
1,224,076	Fortune Brands Home & Security, Inc.	67,287,458

Chemicals – 3.0%
501,058	Ashland, Inc.	56,444,184
2,492,103	Axalta Coating Systems Ltd.*	72,320,829

		128,765,013

Commercial Banks – 3.0%
726,589	Eagle Bancorp, Inc.*	39,693,557
1,317,200	First Republic Bank	90,702,392

		130,395,949

Commercial Services & Supplies* – 0.6%
223,334	Stericycle, Inc.	26,960,880

Computers & Peripherals* – 0.2%
647,200	Pure Storage, Inc. Class A	8,355,352

Consumer Finance* – 0.7%
4,740,120	SLM Corp.	32,019,511

Distributors* – 1.5%
2,257,232	LKQ Corp.	66,565,772

Diversified Financial Services – 2.1%
356,015	Intercontinental Exchange, Inc.	92,506,938

Diversified Telecommunication Services* – 0.9%
738,126	Level 3 Communications, Inc.	37,518,945

Electrical Equipment – 4.7%
1,262,260	AMETEK, Inc.	71,267,200
492,543	Hubbell, Inc. Class B	48,904,594
1,828,697	Sensata Technologies Holding NV*	83,772,610

		203,944,404

Electronic Equipment, Instruments & Components – 2.2%
1,714,443	Amphenol Corp. Class A	94,380,087

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services* – 0.9%
624,949	Dril-Quip, Inc.	$ 39,440,531

Food & Staples Retailing – 1.4%
2,031,152	Whole Foods Market, Inc.	59,208,081

Food Products – 5.2%
1,856,441	Blue Buffalo Pet Products, Inc.*	33,360,245
471,666	Keurig Green Mountain, Inc.	24,715,298
1,114,014	McCormick & Co., Inc.	95,716,083
666,704	The Hain Celestial Group, Inc.*	28,468,261
485,400	TreeHouse Foods, Inc.*	41,967,684

		224,227,571

Health Care Equipment & Supplies – 2.0%
519,189	DexCom, Inc.*	44,141,449
331,292	Teleflex, Inc.	43,631,156

		87,772,605

Health Care Providers & Services – 4.2%
860,918	Adeptus Health, Inc. Class A*(a)	51,732,563
545,835	Cardinal Health, Inc.	47,405,770
523,224	Henry Schein, Inc.*	81,874,091

		181,012,424

Health Care Technology* – 1.5%
1,091,394	Cerner Corp.	65,047,082

Hotels, Restaurants & Leisure – 3.4%
2,298,713	Hilton Worldwide Holdings, Inc.	53,376,116
512,046	Panera Bread Co. Class A*	93,089,963

		146,466,079

Internet & Catalog Retail – 1.8%
385,408	Expedia, Inc.	47,447,579
360,136	TripAdvisor, Inc.*	29,664,402

		77,111,981

Internet Software & Services* – 3.2%
409,073	LinkedIn Corp. Class A	99,449,737
1,491,087	Match Group, Inc.	21,590,940
663,408	Twitter, Inc.	16,850,563

		137,891,240

IT Services – 8.6%
2,317,962	Black Knight Financial Services, Inc. Class A*	80,433,281
1,069,143	Fidelity National Information Services, Inc.	68,072,335
2,262,755	First Data Corp. Class A*	38,014,284
478,532	FleetCor Technologies, Inc.*	73,555,154
542,263	Global Payments, Inc.	38,419,334
2,536,605	Sabre Corp.	74,221,062

		372,715,450

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 2.2%
1,242,206	Agilent Technologies, Inc.	$ 51,949,055
122,518	Mettler-Toledo International, Inc.*	41,996,720

		93,945,775

Machinery – 4.2%
985,359	Graco, Inc.	74,355,190
785,925	The Middleby Corp.*	86,483,187
580,107	Xylem, Inc.	21,649,593

		182,487,970

Pharmaceuticals – 1.8%
1,660,297	Zoetis, Inc.	77,535,870

Real Estate Investment Trusts – 2.7%
396,107	Equinix, Inc.	117,445,725

Road & Rail – 1.8%
849,345	Kansas City Southern	77,222,447

Semiconductors & Semiconductor Equipment* – 2.1%
1,550,148	Qorvo, Inc.	90,017,094

Software – 5.0%
930,418	Intuit, Inc.	93,227,884
848,832	ServiceNow, Inc.*	73,856,872
779,607	Splunk, Inc.*	46,386,616

		213,471,372

Specialty Retail – 9.5%
547,209	Advance Auto Parts, Inc.	89,047,321
1,503,997	Five Below, Inc.*	42,126,956
470,291	L Brands, Inc.	44,870,464
514,244	Restoration Hardware Holdings, Inc.*	46,215,108
1,083,977	Tractor Supply Co.	96,853,345
553,801	Ulta Salon, Cosmetics & Fragrance, Inc.*	92,484,767

		411,597,961

Textiles, Apparel & Luxury Goods – 5.9%
3,351,098	Kate Spade & Co.*	67,156,004
729,062	PVH Corp.	66,556,070
761,751	Under Armour, Inc. Class A*	65,678,171
880,697	VF Corp.	56,981,096

		256,371,341

Trading Companies & Distributors – 1.5%
316,183	W.W. Grainger, Inc.	63,407,339

Wireless Telecommunication Services* – 2.1%
864,489	SBA Communications Corp. Class A	90,909,663

TOTAL COMMON STOCKS (Cost $3,647,913,397)		$4,244,620,751

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - FST Shares
$ 3,430,593	0.043%	$ 3,430,593
(Cost $3,430,593)

TOTAL INVESTMENTS – 98.4% (Cost $3,651,343,990)		$4,248,051,344

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		67,501,198

NET ASSETS – 100.0%		$4,315,552,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer/Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,663,428,506

Gross unrealized gain	820,160,354
Gross unrealized loss	(235,537,516)

Net unrealized security gain	$584,622,838

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense* – 0.6%
724,391	Aerovironment, Inc.	$ 18,529,922

Auto Components – 1.5%
1,030,626	BorgWarner, Inc.	43,997,424

Biotechnology* – 7.5%
1,354,738	Achillion Pharmaceuticals, Inc.	13,791,233
305,628	Alder Biopharmaceuticals, Inc.	11,387,699
504,100	Alkermes PLC	36,980,776
1,119,207	Amicus Therapeutics, Inc.	12,009,091
1,045,917	Cepheid, Inc.	37,590,257
317,666	Cidara Therapeutics, Inc.	4,898,410
271,082	Dynavax Technologies Corp.	7,560,477
386,632	Galapagos NV ADR	19,223,343
276,915	Medivation, Inc.	11,707,966
357,719	Nivalis Therapeutics, Inc.	2,969,068
271,291	Ophthotech Corp.	17,245,969
366,252	Otonomy, Inc.	9,665,390
222,360	Ultragenyx Pharmaceutical, Inc.	21,862,435
528,380	Voyager Therapeutics, Inc.	13,309,892

		220,202,006

Building Products – 1.7%
887,255	Fortune Brands Home & Security, Inc.	48,772,407

Chemicals – 3.2%
320,919	Ashland, Inc.	36,151,525
1,985,834	Axalta Coating Systems Ltd.*	57,628,903

		93,780,428

Commercial Banks – 4.3%
1,111,638	Eagle Bancorp, Inc.*	60,728,784
840,893	First Republic Bank	57,903,892
206,197	Independent Bank Group, Inc.	8,241,694

		126,874,370

Commercial Services & Supplies – 2.8%
1,221,436	Healthcare Services Group, Inc.	45,119,846
311,038	Stericycle, Inc.*	37,548,507

		82,668,353

Computers & Peripherals* – 1.5%
798,345	Electronics for Imaging, Inc.	39,182,773
425,046	Pure Storage, Inc. Class A	5,487,344

		44,670,117

Consumer Finance* – 0.6%
2,832,076	SLM Corp.	19,130,673

Containers & Packaging – 0.6%
247,716	Avery Dennison Corp.	16,339,347

Shares	Description	Value
Common Stocks – (continued)
Distributors* – 1.4%
1,398,105	LKQ Corp.	$ 41,230,117

Diversified Telecommunication Services* – 1.5%
886,653	Level 3 Communications, Inc.	45,068,572

Electrical Equipment – 2.5%
305,092	Hubbell, Inc. Class B	30,292,585
980,883	Sensata Technologies Holding NV*	44,934,250

		75,226,835

Electronic Equipment, Instruments & Components – 1.3%
723,214	Amphenol Corp. Class A	39,812,931

Energy Equipment & Services* – 0.9%
427,722	Dril-Quip, Inc.	26,993,535

Food & Staples Retailing – 1.6%
469,590	Sprouts Farmers Market, Inc.*	11,331,207
1,187,336	Whole Foods Market, Inc.	34,610,844

		45,942,051

Food Products – 4.3%
796,032	Blue Buffalo Pet Products, Inc.*	14,304,695
2,100,678	Freshpet, Inc.*(a)	18,086,837
430,542	McCormick & Co., Inc.	36,992,169
549,079	The Hain Celestial Group, Inc.*	23,445,673
395,932	TreeHouse Foods, Inc.*	34,232,281

		127,061,655

Health Care Equipment & Supplies – 2.8%
198,152	ABIOMED, Inc.*	16,163,259
395,071	DexCom, Inc.*	33,588,936
260,449	Teleflex, Inc.	34,301,133

		84,053,328

Health Care Providers & Services* – 4.7%
653,754	Acadia Healthcare Co., Inc.	45,115,564
681,879	Adeptus Health, Inc. Class A	40,974,109
228,014	Henry Schein, Inc.	35,679,631
228,328	MEDNAX, Inc.	16,295,769

		138,065,073

Health Care Technology* – 0.5%
853,936	Evolent Health, Inc. Class A	13,902,078

Hotels, Restaurants & Leisure – 4.6%
1,127,325	Bloomin’ Brands, Inc.	19,513,996
423,170	Jack in the Box, Inc.	31,373,824
337,735	Panera Bread Co. Class A*	61,400,223
726,424	Zoe’s Kitchen, Inc.*	24,712,944

		137,000,987

Household Durables* – 1.9%
747,989	Jarden Corp.	34,916,126
912,858	M/I Homes, Inc.	21,324,363

		56,240,489

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 2.7%
706,718	Demandware, Inc.	$ 36,148,626
466,193	GoDaddy, Inc. Class A	14,484,616
999,740	Match Group, Inc.	14,476,235
1,417,448	OPOWER, Inc.	13,309,837

		78,419,314

IT Services – 7.9%
1,810,045	Black Knight Financial Services, Inc. Class A*	62,808,561
915,807	EVERTEC, Inc.	15,733,564
238,041	FleetCor Technologies, Inc.*	36,589,282
455,882	Global Payments, Inc.	32,299,240
1,316,621	InterXion Holding NV*	40,446,597
1,585,879	Sabre Corp.	46,402,820

		234,280,064

Life Sciences Tools & Services – 1.9%
52,410	Mettler-Toledo International, Inc.*	17,965,100
696,817	PerkinElmer, Inc.	37,042,792

		55,007,892

Machinery – 4.3%
563,780	Graco, Inc.	42,542,839
951,202	Kornit Digital Ltd.*	11,271,744
523,778	The Middleby Corp.*	57,636,531
396,927	Xylem, Inc.	14,813,315

		126,264,429

Media* – 0.4%
149,409	AMC Networks, Inc. Class A	12,148,446

Multiline Retail* – 1.1%
672,975	Burlington Stores, Inc.	32,376,827

Pharmaceuticals* – 1.8%
1,115,358	Cempra, Inc.	35,591,074
1,270,556	Corium International, Inc.(a)	10,418,559
191,965	Revance Therapeutics, Inc.	7,450,162

		53,459,795

Professional Services* – 0.5%
299,632	The Advisory Board Co.	16,132,187

Real Estate Investment Trusts – 2.0%
197,293	Equinix, Inc.	58,497,375

Road & Rail – 2.0%
328,414	Kansas City Southern	29,859,401
1,806,643	Swift Transportation Co.*	28,852,089

		58,711,490

Semiconductors & Semiconductor Equipment* – 1.7%
886,251	Qorvo, Inc.	51,464,596

Software* – 6.9%
435,032	Guidewire Software, Inc.	25,810,449
177,417	NetSuite, Inc.	15,151,412
439,862	Red Hat, Inc.	35,809,165
558,016	ServiceNow, Inc.	48,552,972
792,075	Splunk, Inc.	47,128,463
325,411	Tableau Software, Inc. Class A	31,574,629

		204,027,090

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 7.8%
248,644	Advance Auto Parts, Inc.	$ 40,461,838
1,166,449	Five Below, Inc.*	32,672,236
496,810	Restoration Hardware Holdings, Inc.*	44,648,315
581,862	Tractor Supply Co.	51,989,370
360,327	Ulta Salon, Cosmetics & Fragrance, Inc.*	60,174,609

		229,946,368

Textiles, Apparel & Luxury Goods – 3.6%
1,616,485	Kate Spade & Co.*	32,394,359
402,519	PVH Corp.	36,745,960
446,634	Under Armour, Inc. Class A*	38,508,783

		107,649,102

Thrifts & Mortgage Finance* – 0.5%
1,496,217	MGIC Investment Corp.	14,273,910

Wireless Telecommunication Services* – 1.7%
481,406	SBA Communications Corp. Class A	50,624,655

TOTAL COMMON STOCKS (Cost $2,484,301,811)		$2,928,846,238

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.2%
Repurchase Agreements – 1.2%
Joint Repurchase Agreement Account II
$35,400,000	0.138%	12/01/15	$ 35,400,000
(Cost $35,400,000)

TOTAL INVESTMENTS – 100.3% (Cost $2,519,701,811)			$2,964,246,238

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(9,311,759)

NET ASSETS – 100.0%			$2,954,934,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

(b)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,520,948,607

Gross unrealized gain	552,233,180
Gross unrealized loss	(108,935,549)

Net unrealized security gain	$443,297,631

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Aerospace & Defense – 3.4%
69,354	Honeywell International, Inc.	$ 7,209,348
46,591	The Boeing Co.	6,776,661

		13,986,009

Auto Components – 1.1%
49,211	BorgWarner, Inc.	2,100,818
26,817	Delphi Automotive PLC	2,356,678

		4,457,496

Beverages – 2.9%
29,240	Brown-Forman Corp. Class B	2,998,270
209,555	The Coca-Cola Co.	8,931,234

		11,929,504

Biotechnology – 5.3%
23,229	Alexion Pharmaceuticals, Inc.*	4,144,983
23,062	Biogen, Inc.*	6,615,565
54,614	Gilead Sciences, Inc.	5,786,899
43,980	Vertex Pharmaceuticals, Inc.*	5,689,253

		22,236,700

Building Products – 1.1%
81,466	Fortune Brands Home & Security, Inc.	4,478,186

Chemicals – 1.5%
24,468	Ashland, Inc.	2,756,320
124,875	Axalta Coating Systems Ltd.*	3,623,873

		6,380,193

Commercial Banks – 1.1%
65,471	First Republic Bank	4,508,333

Computers & Peripherals – 7.6%
238,838	Apple, Inc.	28,254,535
138,825	EMC Corp.	3,517,826

		31,772,361

Consumer Finance – 1.2%
33,549	American Express Co.	2,403,450
411,524	SLM Corp.*	2,779,845

		5,183,295

Diversified Financial Services – 1.2%
19,252	Intercontinental Exchange, Inc.	5,002,440

Energy Equipment & Services – 0.9%
96,542	Halliburton Co.	3,847,199

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 5.3%
69,613	Costco Wholesale Corp.	$ 11,236,930
76,031	Walgreens Boots Alliance, Inc.	6,388,885
152,951	Whole Foods Market, Inc.	4,458,522

		22,084,337

Food Products – 0.8%
38,949	McCormick & Co., Inc.	3,346,498

Health Care Equipment & Supplies – 3.1%
191,335	Abbott Laboratories	8,594,768
45,209	Stryker Corp.	4,360,860

		12,955,628

Health Care Providers & Services – 2.0%
26,447	Aetna, Inc.	2,717,429
29,628	McKesson Corp.	5,610,062

		8,327,491

Health Care Technology* – 1.2%
85,297	Cerner Corp.	5,083,701

Hotels, Restaurants & Leisure – 5.4%
157,149	Hilton Worldwide Holdings, Inc.	3,649,000
36,709	McDonald’s Corp.	4,190,699
148,012	Starbucks Corp.	9,086,457
74,526	Yum! Brands, Inc.	5,403,880

		22,330,036

Household Products – 1.3%
83,022	Colgate-Palmolive Co.	5,452,885

Industrial Conglomerates – 1.2%
50,601	Danaher Corp.	4,877,431

Internet & Catalog Retail* – 6.7%
21,176	Amazon.com, Inc.	14,077,805
56,316	Netflix, Inc.	6,945,452
5,640	The Priceline Group, Inc.	7,043,514

		28,066,771

Internet Software & Services* – 10.4%
16,682	Alphabet, Inc. Class A	12,725,864
13,797	Alphabet, Inc. Class C	10,245,652
129,150	Facebook, Inc. Class A	13,462,596
27,594	LinkedIn Corp. Class A	6,708,377

		43,142,489

IT Services – 5.1%
211,045	First Data Corp. Class A*	3,545,556
26,465	FleetCor Technologies, Inc.*	4,067,935
87,461	MasterCard, Inc. Class A	8,564,181
172,192	Sabre Corp.	5,038,338

		21,216,010

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.1%
62,456	Agilent Technologies, Inc.	$ 2,611,910
11,731	Illumina, Inc.*	2,157,331

		4,769,241

Machinery – 1.1%
76,549	Ingersoll-Rand PLC	4,491,130

Media – 1.3%
89,255	Comcast Corp. Class A	5,432,059

Oil, Gas & Consumable Fuels – 0.8%
53,560	Anadarko Petroleum Corp.	3,208,244

Pharmaceuticals – 2.5%
25,226	Allergan PLC*	7,918,189
11,392	Shire PLC ADR	2,373,637

		10,291,826

Real Estate Investment Trusts – 5.0%
98,225	American Tower Corp.	9,761,601
37,517	Equinix, Inc.	11,123,790

		20,885,391

Road & Rail – 1.0%
43,351	Kansas City Southern	3,941,473

Semiconductors & Semiconductor Equipment* – 1.4%
63,209	NXP Semiconductors NV	5,907,513

Software – 5.3%
53,893	Intuit, Inc.	5,400,079
122,157	Microsoft Corp.	6,639,233
150,786	Oracle Corp.	5,876,130
48,585	ServiceNow, Inc.*	4,227,381

		22,142,823

Specialty Retail – 4.1%
13,464	Advance Auto Parts, Inc.	2,190,996
46,902	L Brands, Inc.	4,474,920
60,052	The Home Depot, Inc.	8,039,762
27,908	Tractor Supply Co.	2,493,580

		17,199,258

Textiles, Apparel & Luxury Goods – 3.9%
165,249	Kate Spade & Co.*	3,311,590
63,621	NIKE, Inc. Class B	8,415,786
48,899	PVH Corp.	4,463,990

		16,191,366

Tobacco – 1.4%
67,744	Philip Morris International, Inc.	5,920,148

Trading Companies & Distributors – 0.9%
17,976	W.W. Grainger, Inc.	3,604,907

TOTAL COMMON STOCKS (Cost $309,143,529)		$414,650,372

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreements – 0.4%
Joint Repurchase Agreement Account II
$1,700,000	0.138%	12/01/15	$ 1,700,000
(Cost $1,700,000)

TOTAL INVESTMENTS – 100.0%			$416,350,372
(Cost $310,843,529)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			172,334

NET ASSETS – 100.0%			$416,522,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$311,502,936

Gross unrealized gain	117,686,417
Gross unrealized loss	(12,838,981)

Net unrealized security gain	$104,847,436

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Communications Equipment – 1.5%
136,704	QUALCOMM, Inc.	$ 6,669,788

Computers & Peripherals – 11.3%
293,653	Apple, Inc.	34,739,150
173,391	Electronics for Imaging, Inc.*	8,510,030
225,201	EMC Corp.	5,706,593
47,518	Pure Storage, Inc. Class A*	613,458

		49,569,231

Diversified Financial Services – 2.1%
35,743	Intercontinental Exchange, Inc.	9,287,461

Diversified Telecommunication Services* – 2.3%
203,202	Level 3 Communications, Inc.	10,328,758

Electronic Equipment, Instruments & Components – 2.9%
230,138	Amphenol Corp. Class A	12,669,097

Internet & Catalog Retail – 8.3%
31,342	Amazon.com, Inc.*	20,836,162
31,757	Expedia, Inc.	3,909,604
9,537	The Priceline Group, Inc.*	11,910,282

		36,656,048

Internet Software & Services* – 19.0%
28,162	Alphabet, Inc. Class A	21,483,382
25,216	Alphabet, Inc. Class C	18,725,402
176,006	Demandware, Inc.	9,002,707
190,177	Facebook, Inc. Class A	19,824,050
51,540	LinkedIn Corp. Class A	12,529,889
151,256	Match Group, Inc.	2,190,187

		83,755,617

IT Services – 13.5%
21,263	Alliance Data Systems Corp.*	6,099,292
206,332	Black Knight Financial Services, Inc. Class A*	7,159,720
68,020	Cognizant Technology Solutions Corp. Class A*	4,392,732
120,930	Fidelity National Information Services, Inc.	7,699,613
222,763	First Data Corp. Class A*	3,742,418
43,866	FleetCor Technologies, Inc.*	6,742,643
131,766	MasterCard, Inc. Class A	12,902,527
374,701	Sabre Corp.	10,963,751

		59,702,696

Real Estate Investment Trusts – 6.5%
153,179	American Tower Corp.	15,222,929
45,563	Equinix, Inc.	13,509,430

		28,732,359

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 9.4%
337,533	Applied Materials, Inc.	$ 6,335,494
196,020	NXP Semiconductors NV*	18,320,029
204,127	Qorvo, Inc.*	11,853,655
84,558	Texas Instruments, Inc.	4,914,511

		41,423,689

Software – 19.4%
94,278	Adobe Systems, Inc.*	8,622,666
120,261	Intuit, Inc.	12,050,152
313,631	Oracle Corp.	12,222,200
90,772	Red Hat, Inc.*	7,389,749
133,626	Salesforce.com, Inc.*	10,648,656
193,316	ServiceNow, Inc.*	16,820,425
207,378	Splunk, Inc.*	12,338,991
64,499	Workday, Inc. Class A*	5,399,211

		85,492,050

Wireless Telecommunication Services* – 2.7%
112,688	SBA Communications Corp. Class A	11,850,270

TOTAL COMMON STOCKS (Cost $286,958,310)		$436,137,064

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.3%
Repurchase Agreements – 1.3%
Joint Repurchase Agreement Account II
$5,700,000	0.138%	12/01/15	$ 5,700,000
(Cost $ 5,700,000)

TOTAL INVESTMENTS – 100.2% (Cost $292,658,310)			$441,837,064

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,030,159)

NET ASSETS – 100.0%			$440,806,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$292,790,634

Gross unrealized gain	152,009,162
Gross unrealized loss	(2,962,732)

Net unrealized security gain	$149,046,430

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2015:

Capital Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$14,830,816	$—	$—
North America	937,782,919	—	—
Short-term Investments	—	3,200,000	—
Total	$952,613,735	$3,200,000	$—

Concentrated Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,747,933	$—	$—
North America	166,877,345	—	—
Short-term Investments	—	2,900,000	—
Total	$170,625,278	$2,900,000	$—

Dynamic U.S. Equity Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$14,787,973	$—	$—
Short-term Investments	—	100,000	—
Total	$14,787,973	$100,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Flexible Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$187,142	$—	$—
North America	18,231,818	—	—
Total	$18,418,960	$—	$—

Focused Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$35,361,554	$—	$—
Short-term Investments	—	800,000	—
Total	$35,361,554	$800,000	$—

Growth Opportunities Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$122,303,630	$—	$—
North America	4,122,317,121	—	—
Investment Company	3,430,593	—	—
Total	$4,248,051,344	$—	$—

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$11,271,744	$—	$—
Europe	96,650,716	—	—
North America	2,820,923,778	—	—
Short-term Investments	—	35,400,000	—
Total	$2,928,846,238	$35,400,000	$—

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,637,828	$—	$—
North America	404,012,544	—	—
Short-term Investments	—	1,700,000	—
Total	$414,650,372	$1,700,000	$—

Technology Opportunities Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$18,320,029	$—	$—
North America	417,817,035	—	—
Short-term Investments	—	5,700,000	—
Total	$436,137,064	$5,700,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$3,200,000	$3,200,012	$3,274,835
Concentrated Growth	2,900,000	2,900,011	2,967,819
Dynamic U.S. Equity	100,000	100,000	102,339
Focused Growth	800,000	800,003	818,709
Small/Mid Cap Growth	35,400,000	35,400,135	36,227,858
Strategic Growth	1,700,000	1,700,006	1,739,756
Technology Opportunities	5,700,000	5,700,022	5,833,299

REPURCHASE AGREEMENTS — At November 30, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest Rate	Capital Growth	Concentrated Growth	Dynamic U.S. Equity	Focused Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
BNP Paribas Securities Co.	0.140%	$1,716,871	$1,555,915	$53,653	$429,218	$18,992,887	$912,088	$3,058,176
Citigroup Global Markets, Inc.	0.140	1,083,436	981,863	33,857	270,859	11,985,506	575,575	1,929,870
Merrill Lynch & Co., Inc.	0.120	399,693	362,222	12,490	99,923	4,421,607	212,337	711,954
TOTAL		$3,200,000	$2,900,000	$100,000	$800,000	$35,400,000	$1,700,000	$5,700,000

At November 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.625%	12/28/16
Federal Home Loan Mortgage Corp.	1.000 to 7.500	04/01/16 to 07/01/45
Federal National Mortgage Association	2.000 to 7.500	04/01/16 to 11/01/45
Government National Mortgage Association	3.000 to 6.000	05/15/18 to 10/20/45
United States Treasury Inflation Protected Securities	1.875	07/15/19
United States Treasury Note	1.000	09/30/19
United States Treasury Stripped Securities	0.000	05/15/34 to 11/15/36

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and, as a result, maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Concentrated Growth and Focused Growth Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Opportunities” companies). Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2016

*	Print the name and title of each signing officer under his or her signature.